Post balance sheet events	12 Months Ended
Dec. 31, 2024
Post balance sheet events
Post balance sheet events

D5. Post balance sheet events

With effect from 1 January 2025, the reporting currency of the Group was changed from sterling to US dollars.

There have been no other significant post balance sheet events affecting the Group since 31 December 2024.